Accumulated Other Comprehensive Loss (Notes)	6 Months Ended
Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
Accumulated Other Comprehensive Loss

The following table summarizes the changes in the Company’s accumulated other comprehensive (loss) income (AOCI), net of tax, by component for the three months ended June 30, 2016:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-retirement Benefits	Other	Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2016	$(183.0)	$1.4	$(0.2)	$(106.9)	$0.4	$(288.3)
Other comprehensive income (loss) before reclassifications (1)	21.8	(3.9)	—	—	—	17.9
Amounts reclassified from AOCI	—	—	—	1.0	—	1.0
Net current-period other comprehensive income (loss)	21.8	(3.9)	—	1.0	—	18.9
Balance at June 30, 2016	$(161.2)	$(2.5)	$(0.2)	$(105.9)	$0.4	$(269.4)

(1)	Other comprehensive income (loss) before reclassifications within the translation component excludes $(0.8) of translation attributable to noncontrolling interests.

The following table summarizes the changes in the Company’s AOCI, net of tax, by component for the three months ended June 30, 2015:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-retirement Benefits	Other	Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2015	$(143.5)	$2.9	$(0.4)	$(112.9)	$0.3	$(253.6)
Other comprehensive income (loss) before reclassifications (1)	6.2	(1.0)	0.1	—	—	5.3
Amounts reclassified from AOCI	—	—	—	1.1	—	1.1
Net current-period other comprehensive income (loss)	6.2	(1.0)	0.1	1.1	—	6.4
Balance at June 30, 2015	$(137.3)	$1.9	$(0.3)	$(111.8)	$0.3	$(247.2)

(1)	Other comprehensive income (loss) before reclassifications within the translation component excludes $0.1 of translation attributable to noncontrolling interests.

The following table summarizes the changes in the Company’s AOCI, net of tax, by component for the six months ended June 30, 2016:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-retirement Benefits	Other	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2016	$(215.6)	$5.0	$(0.1)	$(107.8)	$0.4	$(318.1)
Other comprehensive income (loss) before reclassifications (1)	54.4	(7.5)	—	—	—	46.9
Amounts reclassified from AOCI	—	—	(0.1)	1.9	—	1.8
Net current-period other comprehensive income (loss)	54.4	(7.5)	(0.1)	1.9	—	48.7
Balance at June 30, 2016	$(161.2)	$(2.5)	$(0.2)	$(105.9)	$0.4	$(269.4)

(1)	Other comprehensive income (loss) before reclassifications within the translation component excludes $(0.6) of translation attributable to noncontrolling interests.

The following table summarizes the changes in the Company’s AOCI, net of tax, by component for the six months ended June 30, 2015:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-retirement Benefits	Other	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2015	$(74.9)	$(1.4)	$(0.5)	$(114.0)	$0.3	$(190.5)
Other comprehensive (loss) income before reclassifications (1)	(62.4)	3.3	0.3	—	—	(58.8)
Amounts reclassified from AOCI	—	—	(0.1)	2.2	—	2.1
Net current-period other comprehensive (loss) income	(62.4)	3.3	0.2	2.2	—	(56.7)
Balance at June 30, 2015	$(137.3)	$1.9	$(0.3)	$(111.8)	$0.3	$(247.2)

(1)	Other comprehensive (loss) income before reclassifications within the translation component excludes $0.3 of translation attributable to noncontrolling interests.

The following table summarizes the details about amounts reclassified from AOCI:

	Three Months Ended		Six Months Ended		Affected Line Item in the Statement of Operations
	2016	2015	2016	2015
Interest rate hedges	$—	$—	$(0.1)	$(0.1)	Interest expense
Pension and post-retirement benefits:
Net actuarial loss amortization (net of tax $(0.5), $(0.6), $(1.0) and $(1.2), respectively)	1.0	1.2	1.9	2.3	(1)
Net prior service benefit amortization, net of tax	—	(0.1)	—	(0.1)	(1)
	1.0	1.1	1.9	2.2
Total reclassifications for the period	$1.0	$1.1	$1.8	$2.1

(1)	Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 12).